EQUITY	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 18:-	EQUITY

a.	Composition of share capital:

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	68,217,894	Unlimited	39,765,799

Common Shares confer upon their holders the right to participate in the general meeting where each Ordinary share has one voting right in all matters, receive dividends if and when declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

On February 12, 2021, the Company's shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a four (4) to one (1) basis (the “Share Consolidation”). Following the Share Consolidation, the number of Listed Warrants outstanding was not altered; however, the exercise terms were adjusted such that four Listed Warrants are exercisable for one Ordinary Share following the payment of an adjusted exercise price of $5.20. The earnings per share, in these consolidated financial statements, give effect to the Share Consolidation for all periods presented.

b.	Capital issuance during the reporting period:

On May 10, 2021, the Company completed an overnight marketed offering (the “Offering”) of 6,086,956 Common Shares (each an “Offered Share”) at a price of US$5.75 per Offered Share for aggregate gross proceeds of approximately US$35 million ($42,502). The Company also issued 3,043,478 Common Share purchase warrants (each an “2021 Warrant”) to the purchasers of Offered Shares, for no additional consideration, that entitle the holders to purchase 3,043,478 Common Shares of the Company at an exercise price of US$7.2 per Common Share for a term of 5 years from the closing date.

As the exercise price of the 2021 Warrants is denominated in US dollars, which is not the functional currency of the Company, the 2021 Warrants are accounted for as a derivative liability, which is measured at fair value. Gross proceeds in the amount of $30,670 were recorded as Share capital and premium, and $11,832 were recorded as a Warrant liability, based on a valuation using the Black & Scholes option pricing model. The transaction costs incurred as a result of the Common Shares issuance amounted to approximately $3,800, of which approximately $1,296 (attributed to the issuance of the Warrants classified as liabilities) were recorded as an expense in the Company's consolidated statements of profit or loss and approximately $2,539 (attributed to the issuance of share capital) as a deduction from Share capital and premium.

Pursuant to the terms of the Offering, the placement agents held an over-allotment option to purchase up to an additional 913,044 Offered Shares and 456,522 2021 Warrants on the same terms and conditions for a period of 30 days following the closing date. The over- allotment option was not exercised by the placement agents and expired as of June 30, 2021. The Company recorded expenses in the amount of approximately $800 under share-based compensation expenses with respect to the Offering.

The Offering was conducted pursuant to the Company's effective shelf registration statement on Form F-10 filed with the U.S. Securities and Exchange Commission and a corresponding Canadian shelf prospectus filed with the Securities Regulatory Authority in each of the provinces and territories of Canada and a final prospectus supplement which was filed with the SEC on May 5, 2021.

c.	Changes in issued and outstanding share capital:

Number of shares

Balance as of January 1, 2020	36,435,837

Common Shares issued as a result of Warrants and Compensation options exercised	3,169,769
Common Shares issued as a result of options exercises	160,193

Balance as of December 31, 2020	39,765,799

Common Shares issued as a result of Warrants and Compensation options exercised	633,784
Common Shares issued as a result of options exercises	517,346
Purchase of treasury common shares	(101,649)
Common Shares issued related secondary transaction and business combinations	27,402,614

Balance as of December 31, 2021	68,217,894

d.	Share option plan:

Awards granted under the company’s current plan which was approved by the board of directors on December 19, 2018 (“2018 Plan”) are subject to vesting schedules and unless determined otherwise by the administrator of the 2018 Plan, generally vest following a period of three years from the applicable vesting commencement date, such that 33.3% of the awards vest on the first anniversary of the applicable vesting commencement date and 66.7% of the awards vest in eight equal installments upon the lapse of each three-month period thereafter. Subject to the discretion of the 2018 Plan administrator, if an award has not been exercised within seven years after the date of the grant, the award expires. As of December 31, 2021, 1,607,550 Ordinary shares are available for future grants under the 2018 Plan.

The fair value for options granted during the years ended December 31, 2021 and 2020, to the Group's employees, directors and advisors was estimated using the Black & Scholes option pricing model with the following assumptions:

Year ended December 31,
	2021	2020

Exercise price (in CAD)	$4.5 - $10.12	$1.6 - $8.56
Dividend yield (%)	-	-
Expected life of share options (Years)	3-4	2.77 - 9
Volatility (%)	80.61-83.68	74.8 - 80.39
Annual risk-free rate (%)	0.52-0.77	0.25 – 0.37
Share price (in CAD)	$10.02	$1.48 – $8.56

The weighted average fair value of each option on the grant date amounted to $4.16.

The following table lists the number of share options and the weighted average exercise prices of share options in the 2018 Plan:

	Year ended December 31, 2021
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	3,154,870	2.2

Options granted during the year	2,964,265	6.2
Options exercised during the year	(517,346)	2.43
Options forfeited during the year	(158,544)	4.08

Options outstanding at the end of year	5,443,245	3.91

Options exercisable at the end of year	1,888,480	2

	Year ended December 31, 2020
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	2,940,000	1.6

Options granted during the year	905,000	4.24
Options exercised during the year	(160,193)	1.8
Options forfeited during the year	(529,937)	1.8

Options outstanding at the end of year	3,154,870	2.2

Options exercisable at the end of year	1,328,770	1.8

The weighted average remaining contractual life for the share options outstanding as of December 31, 2021, and 2020 was 5.37 and 7.32 years respectively.

The share-based payment expenses for the year ended December 31, 2021 and 2020, amounted to $7,471 and $3,382, respectively.

The following table lists the number of restricted share units (“RSUs”) as of December 31, 2021:

Number of RSU

Outstanding at the beginning of the year	-

Granted during the year	550,000

Outstanding at the end of the year	550,000

Exercisable at the end of year	229,006

e.	Other convertible securities:

As of December 31, 2021, there are 134,872, 2019 Compensation Units Options to acquire Compensation Units at a price of $1.05 per unit. Each Compensation Unit consists of one IMCC Ordinary Share and one half IMCC Warrant, with each whole IMCC Warrant exercisable for one IMC Ordinary Share at an exercise price of $1.3. These Units are exercisable at any time until August 2022.

As of December 31, 2021, there are 182,609 compensation warrants. Each Compensation Warrant is exercisable for one Common Share at an exercise price of US$6.61 (approximately $8.42). These Warrants are exercisable at any time following the date that is six months after the date of the Compensation warrants agency agreement until the date that is the three and one half year anniversary of the agency agreement.